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Schedule of Investments
(unaudited)
Putnam Small Cap Value Fund 2
Notes to Schedule of Investments 8

Putnam Investment Funds
Schedule of Investments (unaudited), May 31, 2026
Putnam Small Cap Value Fund
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 99.9%
Aerospace & Defense 1.4%
a
Astronics Corp. ..................................... United States 13,900 $ 1,209,300
a
V2X, Inc. .......................................... United States 35,300 2,934,489
4,143,789
Air Freight & Logistics 0.5%
a
Radiant Logistics, Inc. ................................ United States 178,500 1,515,465
Automobile Components 1.0%
a
Holley, Inc. ........................................ United States 1,074,456 2,933,265
Banks 16.8%
a
Avidbank Holdings, Inc. ............................... United States 78,648 2,420,785
Avidia Bancorp, Inc. ................................. United States 49,640 946,138
a
Axos Financial, Inc. .................................. United States 34,550 3,002,741
Banc of California, Inc. ............................... United States 111,400 2,141,108
a
Bancorp, Inc. (The) .................................. United States 46,900 2,587,004
a,b
Coastal Financial Corp. ............................... United States 32,502 2,313,492
Commercial Bancgroup, Inc. ........................... United States 65,641 1,896,369
Community West Bancshares .......................... United States 106,000 2,545,060
ConnectOne Bancorp, Inc. ............................ United States 66,624 2,003,384
Eagle Bancorp, Inc. .................................. United States 101,900 2,780,851
Five Star Bancorp ................................... United States 83,797 3,538,747
Flagstar Bank NA ................................... United States 190,300 2,675,618
Metropolitan Bank Holding Corp. ........................ United States 33,746 3,020,942
Nicolet Bankshares , Inc. .............................. United States 25,133 3,525,406
Northrim BanCorp , Inc. ............................... United States 124,400 3,073,924
Old Second Bancorp, Inc. ............................. United States 84,500 1,801,540
Popular, Inc. ....................................... United States 20,200 3,000,306
a
Third Coast Bancshares, Inc. .......................... United States 49,300 1,886,218
UMB Financial Corp. ................................. United States 19,700 2,585,822
Valley National Bancorp .............................. United States 151,400 2,084,778
49,830,233
Biotechnology 4.6%
a
BioMarin Pharmaceutical, Inc. .......................... United States 28,000 1,604,120
a,b
Cytokinetics, Inc. .................................... United States 33,300 2,556,108
a
Janux Therapeutics, Inc. .............................. United States 49,342 719,900
a,b
Precigen , Inc. ...................................... United States 693,300 3,008,922
a
Vaxcyte , Inc. ....................................... United States 20,934 1,076,008
a
Veracyte , Inc. ...................................... United States 103,240 4,784,141
13,749,199
Capital Markets 1.4%
a
Donnelley Financial Solutions, Inc. ...................... United States 41,000 1,627,290
a
Webull Corp. ....................................... United States 416,600 2,666,240
4,293,530
Chemicals 1.3%
a
LSB Industries, Inc. .................................. United States 142,900 1,791,966
b
Tronox Holdings plc ................................. United States 270,900 2,153,655
3,945,621
Commercial Services & Supplies 1.8%
a
Casella Waste Systems, Inc., A ......................... United States 35,000 2,875,950
HNI Corp. ......................................... United States 78,232 2,440,056
5,316,006

Putnam Investment Funds
Schedule of Investments (unaudited)
Putnam Small Cap Value Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Communications Equipment 1.5%
a
Aviat Networks, Inc. ................................. United States 114,149 $ 2,028,428
a,b
Viasat , Inc. ........................................ United States 29,600 2,386,352
4,414,780
Construction & Engineering 2.8%
a
NWPX Infrastructure, Inc. ............................. United States 8,900 1,049,844
Tutor Perini Corp. ................................... United States 18,000 1,286,820
Valmont Industries, Inc. ............................... United States 6,720 3,493,123
WillScot Holdings Corp. ............................... United States 93,500 2,405,755
8,235,542
Construction Materials 0.8%
b
Titan America SA ................................... Belgium 154,892 2,520,093
Consumer Finance 1.4%
Jefferson Capital, Inc. ................................ United States 118,500 2,013,315
a
PRA Group, Inc. .................................... United States 140,900 2,150,134
4,163,449
Consumer Staples Distribution & Retail 0.5%
a
Yesway , Inc., A ..................................... United States 62,528 1,406,880
Diversified Consumer Services 0.7%
a,b
McGraw Hill, Inc. .................................... United States 160,928 1,937,573
Diversified REITs 0.8%
b
Broadstone Net Lease, Inc. ............................ United States 123,700 2,502,451
Diversified Telecommunication Services 0.6%
b
Uniti Group, Inc. .................................... United States 168,000 1,884,960
Electric Utilities 0.9%
Portland General Electric Co. .......................... United States 52,048 2,608,646
Electrical Equipment 0.9%
b
Regal Rexnord Corp. ................................ United States 13,700 2,764,112
Electronic Equipment, Instruments & Components 3.0%
Bel Fuse, Inc., B .................................... United States 13,500 3,706,020
Vishay Intertechnology , Inc. ............................ United States 97,144 5,056,345
8,762,365
Energy Equipment & Services 0.9%
b
Helmerich & Payne, Inc. .............................. United States 73,200 2,792,580
Financial Services 2.3%
NewtekOne , Inc. .................................... United States 213,722 2,966,461
a
Onity Group, Inc. .................................... United States 38,800 1,340,152
Walker & Dunlop, Inc. ................................ United States 47,861 2,402,144
6,708,757
Gas Utilities 1.1%
Southwest Gas Holdings, Inc. .......................... United States 39,100 3,370,811
Ground Transportation 1.1%
Covenant Logistics Group, Inc., A ....................... United States 81,395 3,231,381
Health Care Equipment & Supplies 0.8%
a
Tactile Systems Technology, Inc. ........................ United States 101,800 2,505,298

Putnam Investment Funds
Schedule of Investments (unaudited)
Putnam Small Cap Value Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Health Care Providers & Services 4.4%
a
BrightSpring Health Services, Inc. ....................... United States 69,900 $ 4,311,432
a
DocGo , Inc. ....................................... United States 352,000 231,616
a
LifeStance Health Group, Inc. .......................... United States 544,409 4,197,393
a,b
Lumexa Imaging Holdings, Inc. ......................... United States 319,200 2,483,376
a,b
Option Care Health, Inc. .............................. United States 92,950 1,939,867
13,163,684
Health Care REITs 2.7%
b
American Healthcare REIT, Inc. ......................... United States 54,200 2,649,838
Diversified Healthcare Trust ........................... United States 395,100 3,287,232
Healthcare Realty Trust, Inc., A ......................... United States 103,100 2,053,752
7,990,822
Hotels, Restaurants & Leisure 1.0%
b
Cheesecake Factory, Inc. (The) ......................... United States 44,400 2,932,176
Household Durables 2.3%
a
Cavco Industries, Inc. ................................ United States 4,400 2,360,688
Leggett & Platt, Inc. .................................. United States 222,300 2,283,021
a
Taylor Morrison Home Corp., A ......................... United States 35,450 2,073,825
6,717,534
Insurance 1.8%
b
Abacus Global Management, Inc. ....................... United States 315,599 2,834,079
Horace Mann Educators Corp. ......................... United States 53,331 2,438,827
5,272,906
IT Services 0.8%
a,b
Applied Digital Corp. ................................. United States 52,700 2,491,656
Leisure Products 2.1%
a
MasterCraft Boat Holdings, Inc. ......................... United States 147,224 3,428,847
Polaris, Inc. ........................................ United States 38,900 2,745,173
6,174,020
Life Sciences Tools & Services 0.5%
a
Codexis, Inc. ....................................... United States 492,703 1,364,787
Machinery 2.2%
a,b
Alliance Laundry Holdings, Inc. ......................... United States 131,800 3,327,950
a
Blue Bird Corp. ..................................... United States 6,900 467,613
Columbus McKinnon Corp. ............................ United States 72,800 1,161,888
Wabash National Corp. ............................... United States 207,500 1,645,475
6,602,926
Metals & Mining 2.8%
a
Century Aluminum Co. ............................... United States 49,900 3,291,903
a,b
Critical Metals Corp. ................................. Austria 32,992 369,510
Hudbay Minerals, Inc. ................................ Canada 89,000 2,595,240
Kaiser Aluminum Corp. ............................... United States 7,300 1,328,892
a,b
USA Rare Earth, Inc. ................................. United States 24,800 694,648
8,280,193
Mortgage Real Estate Investment Trusts (REITs) 2.5%
Ladder Capital Corp., A ............................... United States 270,653 2,766,074
Rithm Capital Corp. .................................. United States 211,250 1,968,850

Putnam Investment Funds
Schedule of Investments (unaudited)
Putnam Small Cap Value Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Mortgage Real Estate Investment Trusts (REITs) (continued)
TPG RE Finance Trust, Inc. ............................ United States 336,000 $ 2,822,400
7,557,324
Multi-Utilities 0.8%
b
Algonquin Power & Utilities Corp. ....................... Canada 380,600 2,241,734
Oil, Gas & Consumable Fuels 6.8%
a
Antero Resources Corp. .............................. United States 76,700 2,742,025
Core Natural Resources, Inc. .......................... United States 39,100 3,458,004
Frontline plc ....................................... Norway 56,300 1,951,921
Magnolia Oil & Gas Corp., A ........................... United States 116,125 3,177,180
Matador Resources Co. .............................. United States 25,600 1,372,160
Peabody Energy Corp. ............................... United States 43,900 1,187,495
Permian Resources Corp., A ........................... United States 154,437 2,969,824
Scorpio Tankers, Inc. ................................. Monaco 21,800 1,624,318
Teekay Tankers Ltd., A ............................... Canada 23,600 1,660,260
20,143,187
Passenger Airlines 1.6%
a
Allegiant Travel Co. .................................. United States 22,600 2,070,386
a,b
SkyWest, Inc. ...................................... United States 29,600 2,535,240
4,605,626
Personal Care Products 0.6%
b
Edgewell Personal Care Co. ........................... United States 103,800 1,818,576
Pharmaceuticals 1.4%
a
Amneal Pharmaceuticals, Inc. .......................... United States 239,600 3,155,532
a,b
Hyperion DeFi, Inc. .................................. United States 286,628 1,003,198
4,158,730
Professional Services 2.0%
a
IBEX Holdings Ltd. .................................. United States 120,909 3,825,561
ICF International, Inc. ................................ United States 30,000 2,065,200
5,890,761
Real Estate Management & Development 0.9%
Newmark Group, Inc., A .............................. United States 184,800 2,581,656
Retail REITs 0.9%
Brixmor Property Group, Inc. ........................... United States 91,600 2,799,296
Semiconductors & Semiconductor Equipment 3.8%
a
Cohu, Inc. ......................................... United States 88,800 4,684,200
a
Diodes, Inc. ....................................... United States 16,400 1,727,248
a,b
Ichor Holdings Ltd. .................................. United States 49,189 3,517,997
a,b
Penguin Solutions, Inc. ............................... United States 24,200 1,351,086
11,280,531
Software 2.6%
a
Cleanspark , Inc. .................................... United States 75,900 1,388,211
a,b
Realloys , Inc. ...................................... United States 49,663 454,913
b
RingCentral, Inc., A .................................. United States 77,200 3,343,532
a
Riot Platforms, Inc. .................................. United States 90,900 2,464,299
7,650,955
Specialty Retail 2.1%
b
Academy Sports & Outdoors, Inc. ....................... United States 38,200 2,016,960
b
Advance Auto Parts, Inc. .............................. United States 57,900 3,487,896

Putnam Investment Funds
Schedule of Investments (unaudited)
Putnam Small Cap Value Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Specialty Retail (continued)
Signet Jewelers Ltd. ................................. United States 7,100 $ 620,469
6,125,325
Technology Hardware, Storage & Peripherals 1.0%
a
Diebold Nixdorf, Inc. ................................. United States 37,900 3,075,206
Textiles, Apparel & Luxury Goods 2.4%
a
Capri Holdings Ltd. .................................. United States 134,300 2,485,893
b
Oxford Industries, Inc. ................................ United States 50,600 2,257,772
Rocky Brands, Inc. .................................. United States 59,500 2,300,270
7,043,935
Trading Companies & Distributors 1.0%
Herc Holdings, Inc. .................................. United States 22,500 2,992,500
Total Common Stocks (Cost $256,332,547) ...................................
296,492,832
Rights
Rights 0.0%
Distributors 0.0%
a,b,c
BlackBox, Inc., CVR, 2/24/28 .......................... United States 65,200 —
Total Rights (Cost $–) ......................................................
—
Total Long Term Investments (Cost $256,332,547) .............................
296,492,832
a
Short Term Investments 18.2%
a a
Country Shares
a
Value
a a a a a a
Management Investment Companies 0.7%
d,e
Putnam Short Term Investment Fund, Class P, 3.801% ....... United States 1,942,026 1,942,026
Total Management Investment Companies (Cost $1,942,026) ...................
1,942,026
Investments from Cash Collateral Received for
Loaned Securities 17.5%
Money Market Funds 17.5%
d,e
Putnam Cash Collateral Pool, LLC, 3.881% ................ United States 51,987,684 51,987,684
Total Investments from Cash Collateral Received for Loaned Securities
(Cost $51,987,684) .........................................................
51,987,684
Total Short Term Investments (Cost $53,929,710 ) ..............................
53,929,710
a
Total Investments (Cost $310,262,257) 118.1% ................................
$350,422,542
Other Assets, less Liabilities (18.1)% ........................................
(53,498,308)
Net Assets 100.0% .........................................................
$296,924,234
a a a

Putnam Investment Funds
Schedule of Investments (unaudited)
Putnam Small Cap Value Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

See Abbreviations on page 10.
a
Non-income producing.
b
A portion or all of the security is on loan at May 31, 2026.
c
Fair valued using significant unobservable inputs. See Note 4 regarding fair value measurements.
d
See Note 3 regarding investments in affiliated management investment companies.
e
The rate shown is the annualized seven-day effective yield at period end.

Putnam Investment Funds
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
1. Organization
Putnam Investment Funds (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of six separate funds, one of which is included in this report (Fund). The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting Standards
Codification Topic 946, Financial Services – Investment Companies (ASC 946) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946.
2. Financial Instrument Valuation
The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Fund's Board of Trustees (the Board), the Board has designated the Fund's investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Fund's administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Investments in open-end mutual funds are valued at the closing NAV.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time.
In addition, trading in certain foreign markets may not take place on every Fund’s business day. Events can occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at 4 p.m. Eastern time.
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the
Fund’s NAV is not calculated, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.

Putnam Investment Funds
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
3. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a "Controlled Affiliate" of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund's outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. During the period ended May 31,
2026, the Fund held investments in affiliated management investment companies as follows:
4. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of May 31, 2026, in valuing the Fund's assets carried at fair value, is as follows:
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Putnam Small Cap Value Fund
Non-Controlled Affiliates
Dividends
Putnam Short Term Investment
Fund, Class P, 3.801% ...... $1,131,143 $20,101,689 $(19,290,806) $— $— $1,942,026 1,942,026 $7,021
Non-Controlled Affiliates
Income from
securities
loaned
Putnam Cash Collateral Pool,
LLC, 3.881% ............. $30,897,989 $98,040,876 $(76,951,181) $— $— $51,987,684 51,987,684 $223,466
Total Affiliated Securities ... $32,029,132 $118,142,565 $(96,241,987) $— $— $53,929,710 $230,487
Level 1 Level 2 Level 3 Total
Putnam Small Cap Value Fund
Assets:
Investments in Securities:
a
Common Stocks ......................... $ 296,492,832 $ — $ — $ 296,492,832
Rights ................................. — — —
b
—
Short Term Investments ................... 1,942,026 51,987,684 — 53,929,710
Total Investments in Securities ........... $298,434,858 $51,987,684 $— $350,422,542

Putnam Investment Funds
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
Abbreviations
a
For detailed categories, see the accompanying Schedule of Investments.
b
Includes financial instruments determined to have no value.
4. Fair Value Measurements
(continued)
Selected Portfolio
CVR
Contingent Value Right
REIT
Real Estate Investment Trust
For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.